Deferred taxes (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred Taxes
Loss before income tax and social contribution	R$ (956,781)	R$ (1,517,675)	R$ (7,376,227)
Combined tax rate	34.00%	34.00%	34.00%
Income at the statutory tax rate	R$ 325,306	R$ 516,010	R$ 2,507,917
Adjustments to calculate the effective tax rate:
Tax rate difference on the results of offshores subsidiaries	(532,269)	(26,841)	(171,981)
Non-deductible expenses, net	(354,762)	(270,066)	(118,734)
Exchange rate change on foreign investments	(174,633)	46,239	(82,085)
Tax Benefit	136,819	194,588
Benefit (not constituted) on tax loss, negative basis and temporary differences	334,061	(503,728)	(1,942,695)
Total income tax	(265,478)	(43,798)	192,422
Income tax and social contribution
Current	(23,317)	(9,302)	(48,862)
Deferred	(242,161)	(34,496)	241,284
Total income (loss) taxes	R$ (265,478)	R$ (43,798)	R$ 192,422